Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
Fair Value Measurements [Line Items]
EBP, Investment, Fair Value
The following table summarizes the Plan’s assets measured at fair value on a recurring basis as of December 31, 2025:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Investments in Registered Investment Company Funds	$135,003	$135,003	$—	$—
Investments in CCT and CIT Funds	4,080,294	3,963,886	116,408	—
DaVita Stock Fund	37,542	37,542	—	—
Total assets in fair value hierarchy	$4,252,839	$4,136,431	$116,408	$—
The following table summarizes the Plan’s assets measured at fair value on a recurring basis as of December 31, 2024:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Investments in Registered Investment Company Funds	$102,239	$102,239	$—	$—
Investments in CCT and CIT Funds	3,455,929	3,338,296	117,633	—
DaVita Stock Fund	54,817	54,817	—	—
Total assets in fair value hierarchy	$3,612,985	$3,495,352	$117,633	$—